Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,133,083.16

Principal:
Principal Collections	$12,127,572.49
Prepayments in Full	$5,771,265.89
Liquidation Proceeds	$173,161.90
Recoveries	$76,531.25
Sub Total	$18,148,531.53
Collections	$19,281,614.69

Purchase Amounts:
Purchase Amounts Related to Principal	$167,607.08
Purchase Amounts Related to Interest	$853.84
Sub Total	$168,460.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,450,075.61

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,450,075.61
Servicing Fee	$269,842.10	$269,842.10	$0.00	$0.00	$19,180,233.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,180,233.51
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,180,233.51
Interest - Class A-3 Notes	$50,987.49	$50,987.49	$0.00	$0.00	$19,129,246.02
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$19,055,570.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,055,570.35
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$19,019,069.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,019,069.85
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$18,990,128.85
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,990,128.85
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$18,950,225.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,950,225.35
Regular Principal Payment	$17,864,008.99	$17,864,008.99	$0.00	$0.00	$1,086,216.36
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,086,216.36
Residual Released to Depositor	$0.00	$1,086,216.36	$0.00	$0.00	$0.00
Total		$19,450,075.61

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$17,864,008.99
Total					$17,864,008.99
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,864,008.99	$43.96	$50,987.49	$0.13	$17,914,996.48	$44.09
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$17,864,008.99	$13.31	$230,008.16	$0.17	$18,094,017.15	$13.48

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$107,342,077.19	0.2641291	$89,478,068.20	0.2201724
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$315,752,077.19	0.2353180	$297,888,068.20	0.2220047

Pool Information
Weighted Average APR	4.315%	4.320%
Weighted Average Remaining Term	30.34	29.54
Number of Receivables Outstanding	26,148	25,364
Pool Balance	$323,810,514.89	$305,367,735.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$315,752,077.19	$297,888,068.20
Pool Factor	0.2393027	0.2256731

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$7,479,667.71
Targeted Overcollateralization Amount	$7,479,667.71
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,479,667.71

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		99	$203,171.62
(Recoveries)		95	$76,531.25
Net Loss for Current Collection Period			$126,640.37
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4693%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.6016%
Second Preceding Collection Period			0.3939%
Preceding Collection Period			0.6367%
Current Collection Period			0.4831%
Four Month Average (Current and Preceding Three Collection Periods)			0.5288%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,719	$7,543,739.34
(Cumulative Recoveries)			$1,231,113.93
Cumulative Net Loss for All Collection Periods			$6,312,625.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4665%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,028.43
Average Net Loss for Receivables that have experienced a Realized Loss			$1,697.40

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.18%	394	$6,648,925.61
61-90 Days Delinquent	0.35%	62	$1,067,055.11
91-120 Days Delinquent	0.05%	10	$153,169.33
Over 120 Days Delinquent	0.31%	50	$932,667.99
Total Delinquent Receivables	2.88%	516	$8,801,818.04

Repossession Inventory:
Repossessed in the Current Collection Period		14	$195,093.80
Total Repossessed Inventory		27	$540,276.32

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4187%
Preceding Collection Period			0.3824%
Current Collection Period			0.4810%
Three Month Average			0.4274%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	31

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer